Commitments for Expenditure	12 Months Ended
Jun. 30, 2021
Statement [LineItems]
Commitments for Expenditure	NOTE 26. COMMITMENTS FOR EXPENDITURE There were no material commitments for expenditure in existence at June 30, 2021 and June 30, 2020.